Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property-liability insurance premiums earned	$ 1,306	$ 1,274	$ 1,296
Property-liability insurance claims and claims expense
Reinsurance ceded amount	1,378	1,807	1,116
Life and annuity contract benefits
Reinsurance ceded amount	240	179	208
Interest credited to contractholder funds
Reinsurance ceded amount	24	25	26
Property-liability insurance premiums earned
Property-liability insurance premiums earned	1,016	971	987
Life and annuity premiums and contract charges
Life and annuity premiums and contract charges	$ 290	$ 303	$ 309